Average Annual Total Returns - Retail - Vanguard Short-Term Tax-Exempt Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	1 Year	5 Years	10 Years	Bloomberg Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	1.82%	1.43%	1.13%	1.82%	1.43%	1.13%	1.56%	1.38%	1.11%	1.90%	1.51%	1.21%	5.21%	3.91%	4.63%	1.76%	1.43%	1.16%